SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 16 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other aviation services to airlines and airport authorities, predominantly in Europe and the United States of America. The technology segment is predominantly involved in the development and sale of authentication security software to financial and other institutions, predominantly in Europe and the United States of America. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision.

		Airport
		Security
		and Other
		Aviation
	Corporate	Services	Technology	Total
Year ended December 31, 2017:
Revenue	$-	$292,393	$5,289	$297,682
Depreciation and amortization	46	1,333	37	1,416
Income (loss) from continuing operations	(9,294)	15,803	(644)	5,865
Total assets from continuing operations	4,403	63,428	2,626	70,457

Year ended December 31, 2016:
Revenue	$-	$252,878	$2,698	$255,576
Depreciation and amortization	10	846	37	893
Income (loss) from continuing operations	(6,052)	10,654	(2,260)	2,342
Total assets from continuing operations	431	45,092	780	46,303

Year ended December 31, 2015:
Revenue	$-	$185,519	$1,503	$187,022
Depreciation and amortization	1	655	57	713
Income (loss) from continuing operations	(3,182)	1,597	(3,117)	(4,702)
Total assets from continuing operations	440	41,056	853	42,349

Revenue by country is summarized as follows:

	Year Ended December 31,
	2017	2016	2015

Germany	$125,896	$108,692	$61,765
The Netherlands	103,862	87,348	72,231
United States	52,234	47,733	41,817
Other	15,690	11,803	11,209
Total	$297,682	$255,576	$187,022

Property and equipment, net of accumulated depreciation and amortization, by country is summarized as follows:

	December 31,
	2017	2016

Germany	$333	$359
The Netherlands	1,668	729
United States	742	487
Other	462	183
Total	$3,205	$1,758